John Hancock Global Environmental Opportunities Fund Investment Objectives and Goals - Class A C I R6 [Member] - John Hancock Global Environmental Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Global Environmental Opportunities Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek growth through capital appreciation by investing primarily in Environmental Companies (as defined below).